Property, Plant and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 297,541	$ 676,818
Impairment charges